JAMES ADVANTAGE FUNDS

1290 Broadway, Suite 1100

Denver, Colorado 80203

April 15, 2015

Via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	James Advantage Funds
File No. 811-08411
Form N-1/A: 1933 Act Post-Effective Amendment No. 36 filed April 15, 2015

To Whom It May Concern:

On behalf of the James Advantage Funds (the “Registrant”), the Registrant is submitting this 1933 Act Post-Effective Amendment No. 36 to Form N-1/A, filed with the SEC via EDGAR on August 15, 2014, pursuant to Rule 485(a) under the 1933 Act.

The filing contains a prospectus and a statement of additional information for the James Aggressive Allocation Fund, a proposed new fund of the Registrant.

Please direct all correspondence and communications regarding this filing to Mr. Peter H. Schwartz at Davis Graham & Stubbs LLP. He can be reached at (303) 893-7381.

Sincerely,

/s/ Thomas L. Mangan
Thomas L. Mangan
Vice President, Chief Financial Officer and Secretary

cc:        Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP